Stockholders' Investment (Narrative) (Detail) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	May 01, 2017 $ / shares shares	Aug. 07, 2015 USD ($) shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Registration
Stockholders' investment:
Common stock, voting rights					one
Common Stock, Number of Registrations | Registration					2
Stock Issued During Period Share Secondary Offering | shares		2,000,000
Payments of Stock Issuance Costs | $		$ 200	$ 1,120	$ 16,112	$ 16,112
Proceeds from Issuance of Warrants | $				$ 2,571	$ 2,571
Common Stock
Stockholders' investment:
Terms of warrant	8 years
Warrant outstanding | shares	379,572
Exercise price of warrants | $ / shares	$ 0.01